IMPAIRMENT CHARGES - Schedule of Assumptions (Details) - Prestea	12 Months Ended
Dec. 31, 2019 $ / oz
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate used	7.00%
Mine
Disclosure of impairment loss and reversal of impairment loss [line items]
Life of mine	7 years
Short-term | Minimum
Disclosure of impairment loss and reversal of impairment loss [line items]
Price of gold (usd per ounce)	1,435
Short-term | Maximum
Disclosure of impairment loss and reversal of impairment loss [line items]
Price of gold (usd per ounce)	1,500
Long-term
Disclosure of impairment loss and reversal of impairment loss [line items]
Price of gold (usd per ounce)	1,400